Apr. 30, 2021
SPDR Series Trust
SPDR
®
Bloomberg Barclays Emerging Markets Local Bond ETF
(the “Fund”)
Supplement dated May 11, 2021 to the Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”), each dated April 30, 2021, as may be supplemented from time to time
Effective on or about May 12, 2021 (the “Effective Date”), the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser”), will begin to delegate certain investment management services for the Fund to State Street Global Advisors Singapore Limited (“SSGA Singapore”), an affiliate of the Adviser, in accordance with a personnel-sharing agreement between the Adviser and SSGA Singapore. State Street Global Advisors Limited will remain as the Fund’s investment sub-adviser
and continue to provide day to day management of the Fund’s investments allocated to it by the Adviser. There are no changes to the Fund’s investment objective, investment strategies or fees associated with this arrangement. Accordingly, as of the Effective Date:

1)
The first and second paragraphs in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 1 of the Prospectus and page 1 of the Summary Prospectus are deleted and replaced with the following:

In seeking to track the performance of the Bloomberg Barclays EM Local Currency Government Diversified Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the Fund’s investment adviser, and/or State Street Global Advisors Limited (“SSGA LTD” or the
“Sub-Adviser”),
the investment
sub-adviser
to the Fund, either may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the
Adviser/Sub-Adviser
to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the
Adviser/Sub-Adviser
determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund’s assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes. Swaps and futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.